Convertible Debentures - Schedule of Convertible Debentures (Details) (Parenthetical) - USD ($)																																																									1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 05, 2017	Jul. 02, 2017	Jun. 16, 2017	Jun. 16, 2017	Apr. 18, 2017	Nov. 03, 2016	Sep. 22, 2016	Aug. 19, 2016	Aug. 15, 2016	Aug. 15, 2016	Jul. 28, 2016	Jun. 24, 2016	Mar. 31, 2016	Mar. 12, 2016	Mar. 02, 2016	Feb. 08, 2016	Jan. 22, 2016	Jan. 21, 2016	Jan. 06, 2016	Jan. 04, 2016	Dec. 24, 2015	Sep. 17, 2015	Sep. 17, 2015	Aug. 24, 2015	Aug. 04, 2015	Jul. 31, 2015	Jun. 25, 2015	Jun. 24, 2015	Jun. 15, 2015	May 15, 2015	Mar. 11, 2015	Feb. 05, 2015	Feb. 02, 2015	Jan. 27, 2015	Jan. 06, 2015	Jan. 04, 2015	Dec. 15, 2014	Nov. 17, 2014	Nov. 05, 2014	Oct. 13, 2014	Sep. 22, 2014	Aug. 26, 2014	Aug. 19, 2014	Jul. 15, 2014	Jun. 27, 2014	Jun. 25, 2014	Jun. 25, 2014	Jun. 13, 2014	Jun. 02, 2014	May 20, 2014	May 12, 2014	May 09, 2014	Apr. 24, 2014	Apr. 17, 2014	Feb. 20, 2014	Jun. 04, 2013	Jun. 08, 2015	Aug. 22, 2016	Sep. 30, 2017	Sep. 30, 2016	Feb. 02, 2015	Apr. 15, 2015	Jun. 21, 2016	Sep. 24, 2015	Jun. 18, 2015	Jun. 11, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 20, 2017	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016	Mar. 14, 2016	May 01, 2015	Mar. 02, 2015	Feb. 24, 2014
Net proceeds from convertible debt																																																																				$ 265,000	$ 265,000	$ 429,000
Debt principal amount			$ 30,000	$ 30,000																																																																	925,000			$ 266,000	$ 267,000	$ 267,000	$ 125,000
Debt conversion of shares value				$ 32,350	$ 40,000								$ 3,500
Convertible debt original issue discount																																																											$ 192,961								192,961		241,634	287,802
Payment of convertible debt																		$ 80,000															$ 8,125					$ 8,125				$ 8,125			$ 8,125																									32,500
Debt Principal amount periodic payment	$ 50,000	$ 25,000													$ 30,000			75,500																	$ 50,890	$ 75,000																																		2,500
Debt instrument interest payment	$ 616	$ 308																10,320																	1,229	7,564																																		3,982
Gain (loss) on debt extinguishment																		5,820																	$ 1,119	$ 12,564																								$ 34,002								73,505	165,615	11,282
Amortized original issue discount																																																																			675,239	305,747	357,612	820,287
Unpaid interest													$ 228
Note conversion principal amount																																																																			528,633	238,679	209,498	13,091
Repayment of convertible debt																																																																				80,890	80,890	111,200
Debt forgiven amount															20,000
Convertible promissory note interest																																																																			$ 12,804	$ 29,012	31,330	135,314
Conversion price per share	$ 0.04																																																																						$ 0.04
Common stock issued during period																																																																						$ 10,508
Settlement Agreement [Member]
Payment of convertible debt																																																																					32,500
Debt Principal amount periodic payment																																																																					2,500
Debt instrument interest payment																																																																					3,982
Gain (loss) on debt extinguishment																																																																					$ 6,482
First Collier Note [Member]
Debt conversion of shares value																									$ 40,600
$400,000 [Member]
Exercise price per share										$ 0.05
Warrants and exercise price details										10 million shares exercisable at $0.05 per share over 2 years
$400,001 - $800,000 [Member]
Exercise price per share										$ 0.06
Warrants and exercise price details										15 million shares exercisable at $0.06 per share over 2 years
$800,001 - $1,600,000 [Member]
Exercise price per share										$ 0.07
Warrants and exercise price details										15 million shares exercisable at $0.07 per share over 2 years
$1,600,001 - $2,500,000 [Member]
Exercise price per share										$ 0.08
Warrants and exercise price details										10 million shares exercisable at $0.08 per share over 2 years
JSJ Investments [Member]
Payment of convertible debt																				$ 82,564
Debt Principal amount periodic payment																				75,000
Debt instrument interest payment																				7,564
Convertible Debt [Member]
Net proceeds from convertible debt									$ 2,500,000
Convertible debt bearing interest percent									5.00%	5.00%
Debt principal amount									$ 50,000,000	$ 50,000,000
Gross revenue									20.00%
Debt instrument, maturity date, description										The convertible debenture, bearing interest at 5% per annum, will mature 24 months after the full investment is realized, and is convertible into common stock at a 25% discount to the preceding 30 day average closing stock price.
Debt conversion of shares value								$ 25,000	$ 175,000	$ 175,000
Percent of convertible debt conversion									25.00%
Convertible debt trading days									30 days
Payment of convertible debt																$ 6,000
Convertible Debt [Member] | June 26, 2016 [Member]
Payment of convertible debt																		20,000
Convertible Debt [Member] | 30 Days [Member]
Common stock discount rate										200.00%
Convertible Debt [Member] | Medical Marijuana Holdings [Member]
Gross revenue									20.00%
Convertible Debt One [Member]
Net proceeds from convertible debt											$ 35,000
Convertible debt bearing interest percent											8.00%
Convertible debt maturity date											Jul. 28, 2017
Percent of convertible debt conversion											78.00%
Convertible debt trading days											10 days
Convertible Debt Two [Member]
Net proceeds from convertible debt												$ 30,000																																									$ 33,250
Convertible debt bearing interest percent												8.00%																																									8.00%
Debt conversion of shares value			32,350																																																		$ 35,000
Convertible debt maturity date												Jun. 24, 2017																																									Apr. 11, 2015
Percent of convertible debt conversion												78.00%																																									55.00%
Convertible debt trading days												10 days																																									12 days
Debt conversion description																																																					The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the lowest closing bid prices of the Company’s common stock for the twelve (12) trading days prior to, and including, the conversion date. The note carries an eighteen percent (18%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.
Maximum percent of debt holder owning issued and outstanding shares																																																					4.99%
Debt Principal amount periodic payment			30,000
Debt instrument interest payment			$ 2,350
Common stock reserved for potential conversions																																																					5,000,000
Convertible Debt Three [Member]
Net proceeds from convertible debt																							$ 22,500
Convertible debt bearing interest percent																						8.00%	8.00%
Debt principal amount																						$ 25,000	$ 25,000
Convertible debt maturity date																							Sep. 16, 2016
Total proceeds of draw from lenders																							$ 105,000
Convertible debt original issue discount																						$ 2,500	$ 2,500
Percent of convertible debt conversion																							70.00%
Convertible debt trading days																							15 days
Debt conversion description																							If at any time while this note is outstanding, the lowest closing traded price is equal to or less than $0.0001, then the conversion price shall equal the lesser of the (1) Variable Conversion Price or (2) $0.00001 until the note is no longer outstanding.
Maximum percent of debt holder owning issued and outstanding shares																							4.99%
Percent of increasing debt outstanding balance																							150.00%
Payment of convertible debt																			$ 51,000
Debt Principal amount periodic payment																			50,890
Debt instrument interest payment																			1,229
Gain (loss) on debt extinguishment																			1,119
Convertible Debt Four [Member]
Convertible debt bearing interest percent																						8.00%	8.00%
Debt principal amount																						$ 29,404	$ 29,404
Convertible debt maturity date																							Sep. 17, 2015
Percent of convertible debt conversion																							70.00%
Convertible debt trading days																							15 days
Debt conversion description																							If at any time while this note is outstanding, the lowest closing traded price is equal to or less than $0.0001, then the conversion price shall equal the lesser of the (1) Variable Conversion Price or (2) $0.00001 until the note is no longer outstanding.
Maximum percent of debt holder owning issued and outstanding shares																							4.99%
Percent of increasing debt outstanding balance																							150.00%
Payment of convertible debt																			51,000
Debt Principal amount periodic payment																			50,890				$ 26,750
Debt instrument interest payment																			1,229				$ 2,654
Gain (loss) on debt extinguishment																			$ 1,119
Note conversion principal amount																					$ 3,513
Notes conversion into shares																					3,660,000
Convertible Debt Five [Member]
Net proceeds from convertible debt																								$ 60,000
Convertible debt bearing interest percent																								10.00%
Debt principal amount																								$ 66,000
Convertible debt maturity date																								Aug. 24, 2016
Convertible debt financing cost																								$ 66,000
Convertible debt original issue discount																								$ 6,000
Percent of convertible debt conversion																								62.50%
Convertible debt trading days																								10 days
Debt conversion description																								The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty two and a half percent (62.5%) of the average of the two (2) lowest closing bid prices of the Company’s common stock over the ten (10) trading days immediately preceding the conversion request date. The debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. In the event of default, the outstanding balance immediately prior to the occurrence of the event of default shall immediately increase to 150% of the outstanding balance at the time of default, and the interest rate increases to twenty two percent (22%) per annum.
Maximum percent of debt holder owning issued and outstanding shares																								4.99%
Percent of increasing debt outstanding balance																								150.00%
Percent of increase (decrease) interest rate																								22.00%
Amortized original issue discount																								$ 6,000
Settlement of debt																								$ 66,000
Common stock reserved for potential conversions																								50,000,000
Convertible Debt Six [Member]
Net proceeds from convertible debt																											$ 105,000
Convertible debt bearing interest percent																											12.00%
Debt principal amount																											$ 115,500
Convertible debt maturity date																											Jun. 01, 2016
Total proceeds of draw from lenders																											$ 225,000
Convertible debt financing cost																											250,000
Convertible debt original issue discount																											$ 25,000
Percent of convertible debt conversion																											65.00%
Convertible debt trading days																											16 days
Debt conversion description																											The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the average of the two (2) lowest closing bid prices during the sixteen (16) trading days prior to the conversion request date. The debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. In the event of default, the outstanding balance immediately prior to the occurrence of the event of default shall immediately increase to 120% of the outstanding balance at the time of default.
Maximum percent of debt holder owning issued and outstanding shares																											4.99%
Percent of increasing debt outstanding balance																											120.00%
Amortized original issue discount																											$ 10,500
Common stock reserved for potential conversions																											35,000,000
Convertible Debt Seven [Member]
Convertible debt bearing interest percent																												8.00%
Debt principal amount																												$ 119,052
Convertible debt maturity date																												Jun. 23, 2017
Percent of convertible debt conversion																												70.00%
Convertible debt trading days																												20 days
Maximum percent of debt holder owning issued and outstanding shares																												4.99%
Percent of increasing debt outstanding balance																									145.00%			145.00%
Debt Principal amount periodic payment																												$ 108,492																														$ 48,451
Debt instrument interest payment																												10,560																														9,524
Common stock reserved for potential conversions																									100,000,000
Note conversion principal amount																									$ 40,600																																	$ 57,975
Notes conversion into shares																									20,000,000																																	28,813,364
Repayment of convertible debt															30,000
Debt forgiven amount															20,000
Convertible Debt Eight [Member]
Net proceeds from convertible debt																													$ 15,000
Convertible debt bearing interest percent																													12.00%
Debt principal amount																													$ 16,500
Convertible debt maturity date																													Jun. 01, 2016
Total proceeds of draw from lenders																													$ 225,000
Convertible debt financing cost																													250,000
Convertible debt original issue discount																													$ 25,000
Percent of convertible debt conversion																													65.00%
Convertible debt trading days																													16 days
Debt conversion description																													The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the average of the two (2) lowest closing bid prices during the sixteen (16) trading days prior to the conversion request date. The debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. In the event of default, the outstanding balance immediately prior to the occurrence of the event of default shall immediately increase to 120% of the outstanding balance at the time of default.
Maximum percent of debt holder owning issued and outstanding shares																													4.99%
Percent of increasing debt outstanding balance																													120.00%
Amortized original issue discount																													$ 1,500
Unpaid interest						$ 2,745
Common stock reserved for potential conversions																													35,000,000
Debt forgiven amount						$ 16,500
Convertible Debt Nine [Member]
Net proceeds from convertible debt																														$ 60,000
Convertible debt bearing interest percent																														8.00%
Debt principal amount																																																																													$ 64,000
Convertible debt maturity date																														Feb. 05, 2016
Percent of convertible debt conversion																														61.00%
Convertible debt trading days																														10 days
Debt conversion description																														The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to 61% of the average of the three (3) lowest closing bid prices over the 10 days prior to conversion. The note includes various prepayment penalties ranging from 112% through 130%, and default provisions of 150% of the then outstanding principal and interest, and an interest rate of 22% thereafter. The debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.
Maximum percent of debt holder owning issued and outstanding shares																														4.99%
Percent of increasing debt outstanding balance																														150.00%
Settlement of debt																														$ 64,000
Unpaid interest																														$ 6,000
Common stock reserved for potential conversions																														59,000,000
Percent of after prepayment penalties interest rate																														22.00%
Convertible Debt Nine [Member] | Minimum [Member]
Percent of prepayment penalties																														112.00%
Convertible Debt Nine [Member] | Maximum [Member]
Percent of prepayment penalties																														130.00%
Convertible Debt Ten [Member]
Net proceeds from convertible debt																															$ 70,000
Convertible debt bearing interest percent																															12.00%
Debt principal amount																																																																														$ 75,000
Convertible debt maturity date																															Sep. 02, 2015
Debt conversion description																															The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the lesser of: (i) 58% of the average of the two (2) lowest closing prices over the 10 days prior to conversion; or (ii) 58% of the average of the two (2) lowest closing prices over the 10 days prior to the execution of the note (which was $0.008932). The note includes prepayment cash redemption penalties between 25% and 40% of outstanding principal and interest, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.
Maximum percent of debt holder owning issued and outstanding shares																															49.90%
Gain (loss) on debt extinguishment																				$ 12,564
Common stock reserved for potential conversions																															30,000,000
Note execution lowest closing price																															0.008932
Convertible Debt Ten [Member] | Note One [Member]
Percent of convertible debt conversion																															58.00%
Convertible debt trading days																															10 days
Percent of prepayment penalties																															25.00%
Convertible Debt Ten [Member] | Note Two [Member]
Percent of convertible debt conversion																															58.00%
Convertible debt trading days																															10 days
Percent of prepayment penalties																															40.00%
Convertible Debt Ten [Member] | JSJ Investments [Member] | Settlement Agreement [Member]
Net proceeds from convertible debt																																																															$ 82,564
Payment of convertible debt																																																															11,667
Note conversion principal amount																																																															75,000
Repayment of convertible debt																																																															70,000
Convertible promissory note interest																																																															$ 7,564
Convertible Debt Eleven [Member]
Net proceeds from convertible debt																		85,820														$ 50,000
Convertible debt bearing interest percent																																8.00%
Debt principal amount																																$ 53,750
Convertible debt maturity date																																Feb. 05, 2016
Convertible debt original issue discount																																$ 2,500
Percent of convertible debt conversion																																60.00%
Convertible debt trading days																																15 days
Maximum percent of debt holder owning issued and outstanding shares																																4.99%
Payment of convertible debt																6,000		80,000
Common stock reserved for potential conversions																																5,000,000
Convertible debt offering																																$ 236,500
Percent of debt original issue discount																																7.50%
Convertible debt initial execution amount																																$ 75,250
Convertible Debt Eleven [Member] | June 26, 2016 [Member]
Payment of convertible debt																	$ 20,000
Gain (loss) on debt extinguishment																	5,820
Note conversion principal amount																	75,500
Convertible promissory note interest																	10,320
Convertible Debt Eleven [Member] | Fast Automated Securities Transfer [Member]
Convertible debt bearing interest percent																																20.00%
Debt principal amount																																$ 1,000
Percent of convertible debt conversion																																45.00%
Convertible Debt Eleven [Member] | Depository Trust Company's [Member]
Percent of convertible debt conversion																																5.00%
Convertible Debt Eleven [Member] | Minimum [Member]
Percent of decreased conversion price																																50.00%
Convertible Debt Eleven [Member] | Maximum [Member]
Percent of decreased conversion price																																60.00%
Convertible Debt Twelve [Member]
Net proceeds from convertible debt																																		$ 35,000
Convertible debt bearing interest percent																																		12.00%
Debt principal amount																																		$ 36,750
Convertible debt maturity date																																		Jan. 27, 2016
Convertible debt original issue discount																																		$ 1,750
Percent of convertible debt conversion																																		58.00%
Debt conversion description																																		five cents ($0.05)
Maximum percent of debt holder owning issued and outstanding shares																																		4.99%
Common stock reserved for potential conversions																																		20,000,000
Note conversion principal amount																										$ 10,000
Notes conversion into shares																										7,194,245
Percent of prepayment penalties																																		15.00%
Percent of debt original issue discount																																		42.00%
Convertible Debt Twelve [Member] | Scenario One [Member]
Percent of debt original issue discount																																		75.00%
Percent of decreased conversion price																																		25.00%
Market capitalization																																		$ 300,000
Conversion price per share																																		$ 0.001
Convertible Debt Twelve [Member] | Scenario Two [Member]
Percent of debt original issue discount																																		75.00%
Percent of decreased conversion price																																		25.00%
Convertible Debt Twelve [Member] | Note One [Member]
Convertible debt bearing interest percent																																		18.00%
Debt principal amount																																		$ 1,000
Convertible Debt Twelve [Member] | First TJC Note [Member]
Payment of convertible debt																						29,404
Debt Principal amount periodic payment																						26,750
Debt instrument interest payment																						$ 2,654
Convertible Debt Thirteen [Member]
Net proceeds from convertible debt																																					$ 60,000
Convertible debt bearing interest percent																																					8.00%
Debt principal amount																																					$ 64,000
Convertible debt maturity date																																					Jun. 13, 2015
Percent of convertible debt conversion																																					61.00%
Convertible debt trading days																																					10 days
Maximum percent of debt holder owning issued and outstanding shares																																					4.99%
Amortized original issue discount																																					$ 4,000
Common stock reserved for potential conversions																																					25,000,000
Repayment of convertible debt																																														$ 64,000
Carried interest rate																																					22.00%
Interest and prepayment penalties																																														$ 22,400
Convertible Debt Fourteen [Member]
Net proceeds from convertible debt																																							$ 100,000
Convertible debt bearing interest percent																																							8.00%
Debt principal amount																																							$ 104,000
Convertible debt maturity date																																							Jul. 29, 2015
Percent of convertible debt conversion																																							61.00%
Convertible debt trading days																																							10 days
Maximum percent of debt holder owning issued and outstanding shares																																							4.99%
Payment of convertible debt																																															$ 12,000
Debt Principal amount periodic payment																																															9,700
Debt instrument interest payment																																															$ 2,300
Amortized original issue discount																																							$ 4,000
Common stock reserved for potential conversions																																							43,000,000
Note conversion principal amount																																																									$ 94,300
Notes conversion into shares																																																									24,955,749
Carried interest rate																																							22.00%
Convertible Debt Fifteen [Member]
Net proceeds from convertible debt																		85,820																						$ 70,000
Convertible debt bearing interest percent																																								8.00%
Debt principal amount																																								$ 75,250
Convertible debt maturity date																																								Oct. 13, 2015
Percent of convertible debt conversion																																								60.00%
Convertible debt trading days																																								15 days
Maximum percent of debt holder owning issued and outstanding shares																																								4.99%
Percent of increasing debt outstanding balance																																								45.00%
Payment of convertible debt																$ 6,000		80,000
Gain (loss) on debt extinguishment																		5,820
Amortized original issue discount																																								$ 2,500
Common stock reserved for potential conversions																																								5,000,000
Note conversion principal amount																		75,500																																														$ 53,500
Notes conversion into shares																																																																19,091,038
Convertible promissory note interest																		$ 10,320
Convertible debt offering																																								$ 236,500
Percent of debt original issue discount																																								7.50%
Carried interest rate																																								20.00%
Amount per day for liquidated damages																																								$ 1,000
Convertible Debt Fifteen [Member] | June 26, 2016 [Member]
Payment of convertible debt																	$ 20,000
Convertible Debt Fifteen [Member] | Fast Automated Securities Transfer [Member]
Percent of convertible debt conversion																																								5.00%
Convertible Debt Fifteen [Member] | Depository Trust Company's [Member]
Percent of convertible debt conversion																																								50.00%
Convertible Debt Sixteen [Member]
Net proceeds from convertible debt																																									$ 35,000
Convertible debt bearing interest percent																																									12.00%
Debt principal amount																																									$ 38,500
Convertible debt maturity date																																									Jun. 01, 2016
Total proceeds of draw from lenders																																									$ 225,000
Convertible debt financing cost																																									250,000
Convertible debt original issue discount																																									$ 25,000
Percent of convertible debt conversion																																									65.00%
Convertible debt trading days																																									16 days
Maximum percent of debt holder owning issued and outstanding shares																																									4.99%
Percent of increasing debt outstanding balance																																									120.00%
Amortized original issue discount																																									$ 3,500
Common stock reserved for potential conversions																																									35,000,000
Convertible Debt Sixteen [Member] | First Collier Note [Member]
Repayment of convertible debt															30,000
Convertible Debt Sixteen [Member] | Second Vista Capital Note [Member]
Repayment of convertible debt															$ 1,382
Convertible Debt Seventeen [Member]
Net proceeds from convertible debt																																											$ 40,000
Convertible debt bearing interest percent																																											8.00%
Debt principal amount																																											$ 80,000
Convertible debt maturity date																																											Aug. 19, 2015
Percent of convertible debt conversion																																											57.50%
Convertible debt trading days																																											10 days
Maximum percent of debt holder owning issued and outstanding shares																																											4.99%
Percent of increasing debt outstanding balance																																											150.00%
Amortized original issue discount																																											$ 5,000
Settlement of debt							$ 25,200
Common stock reserved for potential conversions																																											12,000,000																																	13,782,196
Convertible promissory note aggregate principal amount																																																																												$ 19,800
Percent of debt original issue discount																																											22.00%
Convertible Debt Eighteen [Member]
Net proceeds from convertible debt																																												$ 35,000
Convertible debt bearing interest percent																																												8.00%
Debt principal amount																																												$ 37,500
Convertible debt maturity date																																												Mar. 15, 2015
Percent of convertible debt conversion																																												60.00%
Convertible debt trading days																																												12 days
Maximum percent of debt holder owning issued and outstanding shares																																												4.99%
Debt Principal amount periodic payment																																												$ 37,500
Amortized original issue discount																																												$ 2,500
Common stock reserved for potential conversions																																												9,513,000
Note conversion principal amount														$ 37,500
Repayment of convertible debt														50,542
Percent of decreased conversion price																																												55.00%
Carried interest rate																																												18.00%
Interest and prepayment penalties														$ 13,042
Convertible Debt Eighteen [Member] | Back-end Note [Member]
Convertible debt original issue discount																																												$ 1,750
Notes diligence fees																																												$ 3,500
Convertible Debt Nineteen [Member]
Net proceeds from convertible debt																																																$ 75,000
Convertible debt bearing interest percent																																																8.00%
Debt principal amount																																																$ 80,000
Convertible debt maturity date																																																Jun. 13, 2015
Percent of convertible debt conversion																																																62.50%
Convertible debt trading days																																																10 days
Maximum percent of debt holder owning issued and outstanding shares																																																4.99%
Percent of increasing debt outstanding balance																																																150.00%
Payment of convertible debt																																																																	$ 95,000
Debt Principal amount periodic payment																																																																	80,000
Debt instrument interest payment																																																																	$ 15,000
Amortized original issue discount																																																$ 5,000
Notes conversion into shares																																																																	28,539,570
Percent of decreased conversion price																																																22.00%
Warrants to purchase of common stock																																																1,500,000
Common stock strike price																																																$ 0.05
Warrants exercisable period																																																3 years
Convertible Debt Twenty [Member]
Net proceeds from convertible debt																																																	$ 50,000
Convertible debt bearing interest percent																																																	12.00%
Debt principal amount																																																	$ 55,000
Convertible debt maturity date																																																	Jun. 01, 2016
Total proceeds of draw from lenders																																																	$ 225,000
Convertible debt financing cost																																																	250,000
Convertible debt original issue discount																																																	$ 25,000
Percent of convertible debt conversion																																																	65.00%
Convertible debt trading days																																																	16 days
Debt conversion description																																																	The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the average of the two (2) lowest closing bid prices during the sixteen (16) trading days prior to the conversion request date. The debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. In the event of default, the outstanding balance immediately prior to the occurrence of the event of default shall immediately increase to 120% of the outstanding balance at the time of default.
Maximum percent of debt holder owning issued and outstanding shares																																																	4.99%
Percent of increasing debt outstanding balance																																																	120.00%
Amortized original issue discount																																																	$ 5,000
Unpaid interest							7,020
Common stock reserved for potential conversions																																																	35,000,000
Note conversion principal amount																																																														$ 43,402
Notes conversion into shares																																																														7,165,571
Debt forgiven amount							$ 11,598
Convertible Debt Twenty One [Member]
Net proceeds from convertible debt																																																		$ 100,000
Convertible debt bearing interest percent																																																		10.00%
Debt principal amount																																																		$ 113,000
Convertible debt maturity date																																																		May 19, 2015
Convertible debt original issue discount																																																		$ 10,000
Percent of convertible debt conversion																																																		65.00%
Convertible debt trading days																																																		15 days
Debt conversion description																																																		The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the average of the three (3) lowest (“Trading Prices”), whereby Trading Price is defined as the volume weighted average price (“VWAP”) of the Company’s common stock over the fifteen (15) trading days prior to the conversion request date. If the arithmetic average of the three (3) lowest Trading Prices is less than $0.01, then the Conversion Factor will be reduced to 60%. The debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. In the event of default, the outstanding balance immediately prior to the occurrence of the event of default shall immediately increase to 125% of the outstanding balance at the time of default, and the interest rate increases to twenty two percent (22%) per annum.
Maximum percent of debt holder owning issued and outstanding shares																																																		4.99%
Percent of increasing debt outstanding balance																																																		125.00%
Payment of convertible debt																																																																		$ 122,121
Debt Principal amount periodic payment																																																																		113,000
Debt instrument interest payment																																																																		$ 9,121
Amortized original issue discount																																																		$ 3,000
Common stock reserved for potential conversions																																																		22,000,000
Notes conversion into shares																																																																		17,864,267
Percent of decreased conversion price																																																		60.00%
Carried interest rate																																																		22.00%
Minimum trading price per share																																																		$ 0.01
Common stock issued during period																																																																		$ 10,508
Common stock shares issued during period																																																																		656,735
Convertible Debt Twenty Two [Member]
Net proceeds from convertible debt																																																				$ 50,000
Convertible debt bearing interest percent																																																				12.00%
Convertible debt maturity date																																																				May 08, 2015
Convertible debt original issue discount																																																				$ 2,500
Percent of convertible debt conversion																																																				58.00%
Convertible debt trading days																																																				17 days
Debt conversion description																																																				four and a half cents ($0.045) per share
Maximum percent of debt holder owning issued and outstanding shares																																																				4.99%
Payment of convertible debt																																																													$ 53,536
Debt Principal amount periodic payment																																																													50,000
Debt instrument interest payment																																																													$ 3,536
Percent of increase (decrease) interest rate																																																				18.00%
Common stock reserved for potential conversions																																																				20,000,000
Notes conversion into shares																																																													5,346,392
Convertible Debt Twenty Three [Member]
Net proceeds from convertible debt																																																					$ 33,250
Convertible debt maturity date																																																					Apr. 11, 2015
Percent of convertible debt conversion																																																					55.00%
Convertible debt trading days																																																					12 days
Maximum percent of debt holder owning issued and outstanding shares																																																					4.99%
Amortized original issue discount																																																					$ 1,750
Carried interest rate																																																					18.00%
Convertible Debt Twenty Three [Member]
Convertible debt bearing interest percent																																																					8.00%
Debt principal amount																																																					$ 35,000
Common stock reserved for potential conversions																																																					5,000,000
Convertible Debt Twenty Four [Member]
Net proceeds from convertible debt																																																						$ 40,000
Convertible debt bearing interest percent																																																						12.00%
Debt principal amount																																																						$ 44,000
Convertible debt maturity date																																																						Apr. 16, 2015
Total proceeds of draw from lenders																																																						$ 400,000
Percent of convertible debt conversion																																																						55.00%
Convertible debt trading days																																																						25 days
Maximum percent of debt holder owning issued and outstanding shares																																																						4.99%
Amortized original issue discount																																																						$ 4,000
Common stock reserved for potential conversions																																																						60,000,000
Convertible Debt Twenty Four [Member] | JMJ Notes, First Collier Note and Collier Investments, LLC[Member]
Payment of convertible debt																												119,052
Debt Principal amount periodic payment																												108,492
Debt instrument interest payment																												10,560
Convertible Debt Twenty Five [Member]
Net proceeds from convertible debt																																																							$ 40,000
Debt principal amount																																																																															$ 44,000
Convertible debt maturity date																																																							Feb. 19, 2015
Total proceeds of draw from lenders																																																							$ 400,000
Percent of convertible debt conversion																																																							65.00%
Convertible debt trading days																																																							25 days
Debt conversion description																																																							The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to the conversion request date, as amended within the original promissory note on April 10, 2014. An additional 5% discount applies on conversion shares that are ineligible for deposit into the DTC system and are only eligible for Xclearing deposit. The note carries a one-time twelve percent (12%) of principal interest charge if the note isn’t repaid within the first ninety (90) days, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.
Maximum percent of debt holder owning issued and outstanding shares																																																							4.99%
Amortized original issue discount																																																							$ 4,000
Common stock reserved for potential conversions																																																																															60,000,000
Carried interest rate																																																							12.00%
Percentage of additional convertible debt discount																																																							$ 0.05
Convertible Debt Twenty Five [Member] | JMJ Notes, First Collier Note and Collier Investments, LLC[Member]
Payment of convertible debt																												119,052
Debt Principal amount periodic payment																												108,492
Debt instrument interest payment																												10,560
Convertible Debt Twenty Six [Member]
Net proceeds from convertible debt																																																								$ 25,000
Debt principal amount																																																								$ 27,500
Convertible debt maturity date																																																								Jun. 03, 2014
Total proceeds of draw from lenders																																																								$ 400,000
Percent of convertible debt conversion																																																								65.00%
Convertible debt trading days																																																								25 days
Maximum percent of debt holder owning issued and outstanding shares																																																								4.99%
Payment of convertible debt																																																			$ 10,308
Debt Principal amount periodic payment																																																			7,008
Debt instrument interest payment																																																			$ 3,300
Amortized original issue discount																																																								$ 2,500
Common stock reserved for potential conversions																																																								60,000,000
Notes conversion into shares																																																			805,058
Convertible promissory note interest																																																								$ 3,300
Carried interest rate																																																								12.00%
Percentage of additional convertible debt discount																																																								$ 0.05
Convertible Debt Twenty Six [Member] | JMJ Notes, First Collier Note and Collier Investments, LLC[Member]
Payment of convertible debt																												119,052
Debt Principal amount periodic payment																												108,492
Debt instrument interest payment																												$ 10,560